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                                             As filed pursuant to Rule 497
                                             Registration Nos. 33-86642 and
                                                               811-8874




                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
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                          VARIABLE ANNUITY ACCOUNT FOUR
                   SUPPLEMENT TO THE ANCHOR ADVISOR PROSPECTUS
                               DATED JULY 9, 2001

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        The following replaces the second paragraph under the heading INCOME
OPTIONS on page 15 of the prospectus:

        Income payments must begin on or before your 95th birthday or on your tenth contract anniversary, whichever occurs later (latest Annuity
        Date). If you do not choose an Annuity Date, your income payments will automatically begin on this date. Certain states may require your income payments to start earlier.

Date:  July 31, 2001

                Please keep this Supplement with your prospectus.